Shareholders' equity - At-the-market equity offering (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 19, 2019	Sep. 30, 2019	Dec. 31, 2019
Shareholders' equity
Maximum value of shares that can be issued from treasury to public	200,000,000
Average price per common share		$ 96.56
Gross proceeds from share issues		$ 138.4
Net proceeds from share issues		136.0
Share issuance agent commission costs		1.4
Share issue costs and expense		$ 1.0
Share Capital (Note 19)
Shareholders' equity
Number of shares issued at At-the-market equity offering			1,433,400